Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

28. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The following condensed parent company financial information of Yimutian Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Yimutian Inc., except for those which have been separately disclosed in the consolidated financial statements.

The Company’s share of loss from its subsidiaries was reported as a share of loss of subsidiaries in the accompanying parent company only financial statements. Ordinarily, under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of the parent only financial information, the Company has continued to reflect its share, based on its proportionate interest, of the losses of its subsidiaries regardless of the carrying value of the investment in the amounts due to related parties even though the Company is not obligated to provide continuing support or fund losses.

(a) Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	USD

ASSETS
Current assets
Cash	129	106,297	15,200
Amounts due from related parties	3,436	3,357	480
Due from shareholders	-	256,794	36,721
Intercompany receivable from WFOE	31,014	30,300	4,333
Prepayments and other current assets	10,960	6,827	976
Total current assets	45,539	403,575	57,710
Total assets	45,539	403,575	57,710

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Convertible notes payable	—	18,449	2,638
Financial liabilities	20,990	24,949	3,567
Shareholder loans, at amortized cost	1,078	1,053	151
Amounts due to related parties	3,594	3,511	502
Intercompany payable to VIE	5,394	5,394	771
Accrued expenses and other current liabilities	15,531	24,390	3,488
Total current liabilities	46,587	77,746	11,117
Investments in subsidiaries	433,592	488,047	69,788
Total non-current liabilities	433,592	488,047	69,788
Total liabilities	480,179	565,793	80,905
Commitments and Contingencies
Mezzanine equity*:
Series A Redeemable Convertible Preferred Shares (US$0.00001 par value: 387,781,378 shares authorized as at December 31, 2024 and December 31, 2025, Redemption value of RMB56,098 and nil as of December 31, 2024 and 2025, respectively)	56,098	—	—
Series B Redeemable Convertible Preferred Shares (US$0.00001 par value: 703,901,412 shares authorized as at December 31, 2024 and December 31, 2025, Redemption value of RMB787,739 and nil as of December 31, 2024 and 2025, respectively)	787,739	—	—
Series C Redeemable Convertible Preferred Shares (US$0.00001 par value: 517,022,352 shares authorized as at December 31, 2024 and December 31, 2025, Redemption value of RMB181,992 and nil as of December 31, 2024 and 2025, respectively)	181,992	—	—
Series C-1 Redeemable Convertible Preferred Shares (US$0.00001 par value: 357,323,044 shares authorized as at December 31, 2024 and December 31, 2025, Redemption value of RMB153,660 and nil as of December 31, 2024 and 2025, respectively)	153,660	—	—
Series C-2 Redeemable Convertible Preferred Shares (US$0.00001 par value: 220,757,061 shares authorized as at December 31, 2024 and December 31, 2025, Redemption value of RMB189,973 and nil as of December 31, 2024 and 2025, respectively)	189,873	—	—
Series D Redeemable Convertible Preferred Shares (US$0.00001 par value: 95,320,147 shares authorized as at December 31, 2024 and December 31, 2025, Redemption value of RMB136,115 and nil as of December 31, 2024 and 2025, respectively)	136,115	—	—
Subscription receivable from Series B Redeemable Convertible Preferred Shares	(134,455)	—	—
Subscription receivable from Series C Redeemable Convertible Preferred Shares	(29,026)	—	—
Subscription receivable from Series C-1 Redeemable Convertible Preferred Shares	(38,955)	—	—
Total mezzanine equity	1,303,041	—	—

	As of December 31,
	2024	2025
	RMB	RMB	USD

SHAREHOLDERS’ DEFICIT
Class A ordinary shares (US$0.00001 par value, 16,000,000,000 shares authorized, 460,147,059 and 2,516,653,606 shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	31	177	26
Class B ordinary shares (US$0.00001 par value, 800,000,000 shares authorized, nil and 2,516,653,606 shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	—	24	3
Additional paid – in capital	47,006	1,668,465	238,588
Accumulated other comprehensive loss	(99,395)	(97,912)	(14,001)
Accumulated deficit	(1,715,536)	(1,762,180)	(251,988)
Total shareholders’ deficit attributable to ordinary shareholders of Yimutian Inc.	(1,767,894)	(191,426)	(27,372)
Non-controlling interests	30,213	29,208	4,177
Total shareholders’ deficit	(1,737,681)	(162,218)	(23,195)
Total liabilities and shareholders’ deficit	45,539	403,575	57,710

(b) Condensed Statements of Comprehensive Loss

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Total operating expenses	(9,753)	(40)	(28,519)	(4,078)
Share of losses from subsidiaries and VIEs	(90,140)	(34,860)	(18,125)	(2,592)
Changes in fair value of financial liabilities	(3,728)	—	—	—
Loss from derecognition of financial liabilities	(1,989)	—	—	—
Loss before income tax	(105,610)	(34,900)	(46,644)	(6,670)
Income tax expense	—	—	—	—
Net loss attributable to Yimutian Inc.	(105,610)	(34,900)	(46,644)	(6,670)
Other comprehensive (loss) income	(21,566)	(432)	1,483	212
Total comprehensive loss	(127,176)	(35,332)	(45,161)	(6,458)

(c)  Condensed Statements of Cash Flows

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD

Net cash used in operating activities	(4,916)	(31,354)	(29,924)	(4,279)
Net cash (used in) provided by investing activities	(7,083)	149	—	—
Net cash provided by financing activities	12,508	30,995	134,555	19,241
Effect of foreign currency exchange rate changes on cash	(202)	(157)	1,537	220
Net increase (decrease) in cash	307	(367)	106,168	15,182
Cash at the beginning of the year	189	496	129	18
Cash at the end of the year	496	129	106,297	15,200